Accrued Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of accrued expenses
	March 31,	December 31,
	2023	2022
Consulting fees	$517,489	$531,829
Professional fees	-	3,945
Litigation accrual (1)	764,556	125,255
Employee and director compensation	1,305,521	1,558,024
Research and development fees	165,395	22,023
Interest	56,457	36,422
Other	11,595	7,018
	$2,821,013	$2,284,516
(1)	See Note 8 - Commitments and Contingencies, Legal Matters.

	December 31,
	2022	2021
Consulting fees	$531,829	$548,281
Professional fees	3,945	252,973
Litigation accrual (1)	125,255	300,000
Employee and director compensation	1,558,024	725,569
Research and development fees	22,023	91,737
Interest	36,422	25,433
Other	7,018	20,587
	$2,284,516	$1,964,580
(1)	See Note 11 - Commitments and Contingencies, Potential Legal Matters.